SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 3,851,517		$ 3,968,491		$ 1,447,137
Less debt discount and debt issuance cost		(317,931)		(476,727)		(289,332)
Promissory notes payable		3,533,586		3,491,764		1,157,805
Less current portion of Promissory notes payable		1,799,147		1,720,777		585,310
Long-term Promissory notes payable		1,734,439		1,770,989		572,495
Economic Injury Disaster Loan - Originated In May 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		500,000	[1],[2]	$ 500,000	[1],[2],[3]	$ 150,000	[3]
Debt Instrument, Term	[1],[2]			30 years
Interest Rate				3.75%	[1],[2]	3.75%	[3]
Maturity	[3]					30 years
Promissory Note - Originated In September 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		35,319		$ 50,456		$ 80,730
Debt Instrument, Term				36 months
Interest Rate				14.00%		14.00%
Daily/monthly payment				$ 2,873.89		$ 2,873.89
Maturity						36
Promissory Note - Originated In December 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		24,543		$ 33,039		$ 50,031
Debt Instrument, Term				36 months
Interest Rate				8.00%		8.00%
Daily/monthly payment				$ 1,854.41		$ 1,854.41
Maturity						36
Promissory Note - Originated In January 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		35,413		$ 48,583
Debt Instrument, Term				36 months
Interest Rate				18.00%
Daily/monthly payment				$ 2,675.89
Maturity				36
Promissory Note - Originated In February 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		1,305,374	[4]	$ 1,328,848	[4]
Debt Instrument, Term	[4]			5 years
Interest Rate	[4]			4.00%
Maturity	[5]			5 years
Promissory Note - Originated In April 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		693,333		$ 832,000
Debt Instrument, Term	[2]			1 year
Interest Rate				12.00%
Maturity	[5]			1 year
Promissory Note - Originated In July 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		282,000		$ 282,000
Debt Instrument, Term	[2]			1 year
Interest Rate				12.00%
Maturity	[5]			1 year
Promissory Note - Originated In September 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		49,621		$ 55,576
Debt Instrument, Term				60 months
Interest Rate				28.00%
Daily/monthly payment				$ 1,383.56
Maturity				60
Promissory Note - Originated In December 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				$ 406,300
Interest Rate				49.00%
Daily/monthly payment				$ 20,050
Promissory Note - Originated In December 2021 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				$ 241,714
Interest Rate				4.94%
Daily/monthly payment				$ 10,071.45
Promissory Note - Originated In December 2021 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross				$ 189,975
Interest Rate				7.00%
Daily/monthly payment				$ 2,793.75
Promissory Note Originated In March 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 233,980
Interest Rate		49.00%
Daily/monthly payment		$ 20,995
Promissory Note Originated In March 2022 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 62,357
Interest Rate		15.00%
Daily/monthly payment		$ 642.86
Promissory Note Originated In April 2022 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 81,726
Debt Instrument, Term		36 months
Interest Rate		16.00%
Daily/monthly payment		$ 1,695.41
Promissory Note Originated In April 2022 Two [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 127,395
Interest Rate		15.00%
Daily/monthly payment		$ 2,235
Promissory Note Originated In April 2022 Three [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 68,913
Interest Rate		5.00%
Daily/monthly payment		$ 1,862.50
Promissory Note Originated In April 2022 Four [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 284,088
Interest Rate		25.00%
Daily/monthly payment		$ 7,250
Promissory Note Originated In June 2022 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 67,455
Interest Rate		25.00%
Daily/monthly payment		$ 1,873.75
10% Promissory Note - Originated In October 2019 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 25,060
Interest Rate						10.00%
Maturity						Due on demand
Promissory Note - Originated In October 2019 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 25,060
Interest Rate						10.00%
Maturity						Due on demand
Promissory Note - Originated In April 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 10,000
Interest Rate						0.00%
Maturity						Due on demand
Paycheck Protection Program Promissory Note - Originated In April 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross	[5]					$ 339,000
Interest Rate	[5]					1.00%
Maturity	[5]					2 years
Promissory Note - Originated In June 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 43,356
Interest Rate						16.00%
Daily/monthly payment						$ 3,942.86
Promissory Note - Originated In October 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 158,169
Interest Rate						25.00%
Daily/monthly payment						$ 2,293.31
Promissory Note - Originated In November 2020 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 170,886
Interest Rate						25.00%
Daily/monthly payment						$ 4,497.00
Promissory Note - Originated In November 2020 One [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross						$ 394,846
Interest Rate						25.00%
Daily/monthly payment						$ 6,999.00
Promissory Note - Originated In April 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross
Interest Rate				24.00%
Daily/monthly payment				$ 8,284.92
Promissory Note - Originated In August 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross
Interest Rate				49.00%
Daily/monthly payment				$ 4,842.5

[1]	On February 12, 2021, we issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, we recorded loss on settlement of debt of $309,309 in fiscal year 2021.
[2]	We received an advance under the Economic Injury Disaster Loan (EIDL) program.
[3]	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program.
[4]	We received a second advance under the EIDL program in fiscal year 2021.
[5]	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration (“SBA”).